STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

August 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Australia - 3.5%
Cochlear Ltd.	431,100		75,835,640
CSL Ltd.	686,800		121,724,149
			197,559,789
Canada - 5.2%
Alimentation Couche-Tard, Inc.	3,146,200		164,528,191
Canadian National Railway Co.	1,132,300		127,542,969
			292,071,160
Denmark - 7.8%
Chr. Hansen Holding A/S	715,400	[a]	46,776,674
Coloplast A/S, Cl. B	923,000		105,445,810
Novo Nordisk A/S, Cl. B	1,290,000		239,114,810
Novozymes A/S, Cl. B	1,075,800		46,722,192
			438,059,486
Finland - 1.5%
Kone OYJ, Cl. B	1,905,000		86,758,843
France - 14.3%
Air Liquide SA	844,100		152,726,930
Dassault Systemes SE	2,371,400		94,139,964
Hermes International	42,000		86,567,564
L'Oreal SA	372,000		163,690,874
LVMH Moet Hennessy Louis Vuitton SE	203,500		172,604,339
TotalEnergies SE	2,126,000		133,870,403
			803,600,074
Germany - 6.8%
adidas AG	663,300		132,643,966
Merck KGaA	631,000		113,581,325
SAP SE	967,100		135,090,299
			381,315,590
Hong Kong - 6.9%
AIA Group Ltd.	13,412,000		121,766,358
CLP Holdings Ltd.	9,862,500		77,342,091
Hang Lung Properties Ltd.	29,108,000		38,898,014
Jardine Matheson Holdings Ltd.	983,100		46,756,236
Prudential PLC	8,634,900		105,689,636
			390,452,335
Ireland - 2.3%
Experian PLC	3,750,400		131,222,806
Italy - 1.2%
Ferrari NV	211,400		67,164,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.4% (continued)
Japan - 18.2%
Daikin Industries Ltd.		647,400		112,242,105
FANUC Corp.		2,576,000		73,529,180
Hoya Corp.		979,800		108,791,842
Keyence Corp.		427,280		177,731,095
MISUMI Group, Inc.		1,837,800		32,127,869
Murata Manufacturing Co. Ltd.		1,900,000		106,886,835
Shin-Etsu Chemical Co. Ltd.		4,683,500		149,973,721
SMC Corp.		271,400		131,694,148
Sysmex Corp.		1,382,900		73,671,658
Terumo Corp.		1,946,600		59,042,206
				1,025,690,659
Netherlands - 5.4%
ASM International NV		194,000		93,654,008
ASML Holding NV		314,790		207,502,128
				301,156,136
Spain - 3.5%
Amadeus IT Group SA		860,700		59,077,893
Industria de Diseno Textil SA		3,600,000		138,033,418
				197,111,311
Sweden - 1.0%
Atlas Copco AB, Cl. B		4,781,700		55,182,700
Switzerland - 12.5%
Kuehne + Nagel International AG		374,300		112,669,236
Lonza Group AG		198,600		109,917,405
Nestle SA		1,000,000		120,450,558
Novartis AG		1,339,800		135,458,808
Roche Holding AG		409,500		120,668,874
SGS SA		1,168,500		106,327,084
				705,491,965
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		1,574,600		147,335,322
United Kingdom - 4.7%
Compass Group PLC		5,375,500		135,716,990
Diageo PLC		3,088,600		126,906,429
				262,623,419
Total Common Stocks (cost $3,615,633,069)				5,482,796,451
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $110,404,305)	5.41	110,404,305	[b]	110,404,305

Total Investments (cost $3,726,037,374)	99.4%	5,593,200,756
Cash and Receivables (Net)	.6%	35,960,088
Net Assets	100.0%	5,629,160,844

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,482,796,451	-	-	5,482,796,451
Investment Companies	110,404,305	-	-	110,404,305

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2023, accumulated net unrealized appreciation on investments was $1,867,163,382, consisting of $2,067,399,077 gross unrealized appreciation and $200,235,695 gross unrealized depreciation.

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.